Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligations
Schedule of changes in the asset retirement obligations

The following table presents the changes in the asset retirement obligations during the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Asset retirement obligations, beginning of year	$2,962	$3,114	$1,561
Liabilities incurred during the period	1,012	465	329
Revision of estimates (1)	490	(868)	814
Accretion of discount during the period	499	447	410
Disposals or settlements	—	(196)	—
Asset retirement obligations, end of year	$4,963	$2,962	$3,114
(1)	Revisions in estimated liabilities relate primarily to changes in estimates of asset retirement costs.